Earnings per share	12 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Earnings per share

15. Earnings per share

The Company calculates earnings per share in accordance with FASB ASC Topic 260 Earnings per Share and FASB ASC Topic 260-10-45 Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities. Basic and diluted earnings losses per equity share give effect to the change in the number of equity shares of the Company. The calculation of basic earnings per equity share is determined by dividing net loss attributable to APGL equity shareholders by the weighted average number of equity shares outstanding during the respective periods. The potentially dilutive shares, consisting of employee share options, compulsorily convertible debentures, and compulsorily convertible preferred shares have been included in the computation of diluted net earnings per share and the weighted average shares outstanding, except where the result would be anti-dilutive.

The Mezzanine CCPS shareholders were entitled to participate, along with the equity shareholders, in the earnings of the Company. Under ASC Topic 260 Earnings per Share, such participative rights would require the two class method of reporting EPS. As the preferred shares do not participate in losses, the Company had excluded these shares, as including them would be antidilutive.

Loss per share is presented below:

	Year ended March 31
	2015 (INR)	2016 (INR)	2017 (INR)
Net loss attributable to APGL equity shareholders	(1,082,995)	(1,650,189)	(1,172,645)
Add: Accretion on Mezzanine CCPS	(755,207)	(1,347,923)	(235,853)
Add: Accretion on redeemable non-controlling interest	—	(29,825)	(44,073)

Total (A)	(1,838,202)	(3,027,937)	(1,452,571)

Shares outstanding for allocation of undistributed income:
Equity shares	1,758,080	1,758,080	25,915,956

Weighted average shares outstanding
Equity shares (B)	1,758,080	1,758,080	13,040,618 #

Net loss per share — basic and diluted
Equity shares (C=A/B)	(1,046)	(1,722)	(111)

# — The Company had 1,758,080 equity shares outstanding for the period from April 1, 2016 till October 12, 2016 and 25,915,956 equity shares were outstanding from October 12, 2016 till March 31, 2017.

The number of share options outstanding but not included in the computation of diluted earnings per equity share because their effect was antidilutive is 461,136, 414,880, and 540,280 for years ended March 31, 2015, 2016 and 2017, respectively.

The CCDs, Series E CCPS and the Series G CCPS have not been considered for the computation of diluted earnings per share because these are considered to be anti-dilutive.